Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee-related costs	$ 955.8	$ 819.4	$ 810.7
SBC expense included in above employee-related costs	51.0	33.4	25.8
Freight and transportation costs	186.1	142.5	107.9
Depreciation expense	104.6	100.8	99.1
Rental expense	$ 3.0	$ 2.4	$ 4.5